Notes Payable (Narrative) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Nov. 20, 2012 USD ($)	Nov. 20, 2012 CNY (¥)
Total Notes payable	$ 13,242	¥ 85,780	¥ 95,539
Bankers' acceptances	13,242	85,780
Deposits at SPD Bank	$ 6,621	42,890
Line of Credit Facility, Maximum Borrowing Capacity				$ 6,950	¥ 45,000
Loans Payable to Bank, Noncurrent		41,250
Line of Credit Facility, Remaining Borrowing Capacity		¥ 3,750